Label	Element	Value
Cambria Emerging Shareholder Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Cambria Emerging Shareholder Yield ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Cambria ETF Trust

Cambria Shareholder Yield ETF (SYLD)

Cambria Foreign Shareholder Yield ETF (FYLD)

Cambria Emerging Shareholder Yield ETF (EYLD)

Cambria Global Value ETF (GVAL)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Supplement dated May 22, 2020
to the Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”) dated September 1, 2019, as each may be amended or supplemented

The following information supplements and should be read in conjunction with the Prospectus and SAI.

The Board of Trustees of the Cambria ETF Trust (the “Trust”) has approved changes to the investment objective, principal investment strategy and principal risks of each of the following funds: Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Emerging Shareholder Yield ETF and Cambria Global Value ETF (each, a “Fund” and, collectively, the “Funds”). These changes, which are discussed in more detail below, will become effective on June 1, 2020, or such later date as deemed appropriate by Trust officers (the “Effective Date”). On the Effective Date, each Fund will convert from a passively-managed index fund that pursues its investment objective by tracking the performance, before fees and expenses, of an underlying index developed by Cambria Indices, LLC (each, an “Index”) into an actively managed fund that will apply substantially identical screens and investment criteria as its Index to provide exposure to the same securities.

Accordingly, on the Effective Date, each Fund’s investment objective will be replaced in its entirety by the following:

The Fund seeks income and capital appreciation.

In addition, each Fund’s principal investment strategy will be replaced in its entirety as follows:

Cambria Emerging Shareholder Yield ETF

The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities, including common stock and depositary receipts, issued by publicly listed companies in emerging foreign markets that provide high “shareholder yield.” The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), defines “shareholder yield” as the totality of returns realized by an investor in a company’s stock. The Adviser considers an issuer to be in an emerging market if it is domiciled or listed and traded in any of the following countries: Brazil, Colombia, Czech Republic, Greece, Hong Kong (Chinese domicile), Hungary, India, Indonesia, Malaysia, Mexico, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey, or a market with similar characteristics as the aforementioned. The Adviser will update the list of emerging markets annually.

For the purposes of this strategy, Cambria calculates a company’s shareholder yield by considering the following characteristics: (i) dividend payments to shareholders, (ii) return of capital in the form of share buybacks, and (iii) paydown of a company’s debt (i.e., reducing a company’s outstanding debt). Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with higher potential for income and capital appreciation.

Utilizing its own quantitative model, Cambria selects the top 20% of stocks in the initial universe of emerging market, publicly listed companies based on their shareholder yield, as measured by dividend payments and net share buybacks. Cambria’s quantitative algorithm then factors in the remaining stocks’ debt paydowns and applies a number of valuation factors. Cambria then selects the top 100 stocks for inclusion in the Fund’s portfolio that exhibit, in the aggregate, the best combination of shareholder yield characteristics and value metrics. Although Cambria seeks to weight these stocks equally in the Fund’s portfolio, security weights may fluctuate in response to market conditions and investment opportunities.

Cambria selects equity securities based only on publicly available data and screens Fund holdings to limit the Fund’s industry concentration to 25% and country concentration to 30%, in order to seek to ensure its liquidity and investability. Other screens also will exclude as components any foreign issuers whose securities are highly restricted or illegal for U.S. persons to own, including due to the imposition of sanctions by the U.S. Government. The Fund may invest in securities of companies in any industry. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies. As of March 31, 2020, the Fund was concentrated in the materials sector and had significant exposure to companies in the industrial and information technology sectors.

The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to reconstitute and rebalance the Fund’s holdings to its target allocations at least quarterly.

Also, with respect to each Fund, each reference to Passive Investment Risk, Quantitative Security Selection Risk and Tracking Error Risk as a principal risk will be deleted in its entirety from the Prospectus and replaced by the following principal risks:

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Quantitative Security Selection Risk. Cambria uses quantitative techniques to generate investment decisions and its processes and stock selection, and the Fund may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders.

Further, with respect to each Fund, except Cambria Shareholder Yield ETF, each reference to Concentration Risk as a principal risk will be deleted in its entirety from the Prospectus and replaced by the following:

Sector Concentration Risk. To the extent that the Fund’s investments are concentrated in or have significant exposure to a particular sector, the Fund may be susceptible to loss due to adverse occurrences affecting that sector.

Industrial Sector Risk (Emerging Shareholder Yield ETF only). Issuers in the industrial sector are affected by supply and demand, both for their specific product or service and for industrial sector products in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates affect the performance of companies in the industrial sector. Issuers in the industrial sector may be adversely affected by liability for environmental damage, product liability claims and exchange rates. The industrial sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.

Information Technology Sector Risk (Emerging Shareholder Yield ETF only). Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Materials Sector Risk. Issuers in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, among other factors. Issuers in the materials sector may be liable for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Furthermore, all other references in the Prospectus and SAI to an Index, the Index Provider or a Fund pursuing a passively managed index strategy are updated to reflect each Fund’s new actively managed strategy.

The changes to the Fund’s investment objective, principal investment strategy, and principal risks are not expected to have a material impact on the Fund’s holdings or affect the Fund’s fees and expenses.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income and capital appreciation.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities, including common stock and depositary receipts, issued by publicly listed companies in emerging foreign markets that provide high “shareholder yield.” The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), defines “shareholder yield” as the totality of returns realized by an investor in a company’s stock. The Adviser considers an issuer to be in an emerging market if it is domiciled or listed and traded in any of the following countries: Brazil, Colombia, Czech Republic, Greece, Hong Kong (Chinese domicile), Hungary, India, Indonesia, Malaysia, Mexico, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey, or a market with similar characteristics as the aforementioned. The Adviser will update the list of emerging markets annually.

For the purposes of this strategy, Cambria calculates a company’s shareholder yield by considering the following characteristics: (i) dividend payments to shareholders, (ii) return of capital in the form of share buybacks, and (iii) paydown of a company’s debt (i.e., reducing a company’s outstanding debt). Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with higher potential for income and capital appreciation.

Utilizing its own quantitative model, Cambria selects the top 20% of stocks in the initial universe of emerging market, publicly listed companies based on their shareholder yield, as measured by dividend payments and net share buybacks. Cambria’s quantitative algorithm then factors in the remaining stocks’ debt paydowns and applies a number of valuation factors. Cambria then selects the top 100 stocks for inclusion in the Fund’s portfolio that exhibit, in the aggregate, the best combination of shareholder yield characteristics and value metrics. Although Cambria seeks to weight these stocks equally in the Fund’s portfolio, security weights may fluctuate in response to market conditions and investment opportunities.

Cambria selects equity securities based only on publicly available data and screens Fund holdings to limit the Fund’s industry concentration to 25% and country concentration to 30%, in order to seek to ensure its liquidity and investability. Other screens also will exclude as components any foreign issuers whose securities are highly restricted or illegal for U.S. persons to own, including due to the imposition of sanctions by the U.S. Government. The Fund may invest in securities of companies in any industry. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies. As of March 31, 2020, the Fund was concentrated in the materials sector and had significant exposure to companies in the industrial and information technology sectors.

The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to reconstitute and rebalance the Fund’s holdings to its target allocations at least quarterly.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities, including common stock and depositary receipts, issued by publicly listed companies in emerging foreign markets that provide high “shareholder yield.”
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Quantitative Security Selection Risk. Cambria uses quantitative techniques to generate investment decisions and its processes and stock selection, and the Fund may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders.

Further, with respect to each Fund, except Cambria Shareholder Yield ETF, each reference to Concentration Risk as a principal risk will be deleted in its entirety from the Prospectus and replaced by the following risks:

Sector Concentration Risk. To the extent that the Fund’s investments are concentrated in or have significant exposure to a particular sector, the Fund may be susceptible to loss due to adverse occurrences affecting that sector.

Industrial Sector Risk (Emerging Shareholder Yield ETF only). Issuers in the industrial sector are affected by supply and demand, both for their specific product or service and for industrial sector products in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates affect the performance of companies in the industrial sector. Issuers in the industrial sector may be adversely affected by liability for environmental damage, product liability claims and exchange rates. The industrial sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.

Information Technology Sector Risk (Emerging Shareholder Yield ETF only). Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Materials Sector Risk. Issuers in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, among other factors. Issuers in the materials sector may be liable for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Supplement Closing [Text Block]	ck0001529390_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE